Dividends (Details) - EUR (€) € / shares in Units, € in Millions	6 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Declared during the financial period:
Final dividend for the year ended 31 March 2019: 4.16 eurocents per share (2018: 10.23 eurocents per share)	€ 1,112	€ 2,729
Proposed after the end of the reporting period and not recognised as a liability:
Interim dividend for the year ending 31 March 2020: 00 eurocents per share (2019: 4.84 eurocents per share)	€ 1,205	€ 1,293
Declared during the financial period (per share)
Final dividend (per share)				€ 4.16	€ 10.23
Interim dividend (per share)			€ 4.50	€ 4.84